Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total	$ 179,747	$ 181,847
Accumulated depreciation and amortization	(169,949)	(161,058)
Net	9,798	20,789
Software [Member]
Total	99,025	99,025
Office Equipment [Member]
Total	60,974	60,974
Furniture and Fixtures [Member]
Total	948	948
Waste and Recycling Equipment [Member]
Total	18,800	18,800
Leasehold Improvements [Member]
Total		$ 2,100